Property And Equipment, Net	12 Months Ended
Sep. 30, 2024
Property And Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 7. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of September 30,
	2023	2024
	HK$	HK$
Building	565,000	565,000
Leasehold improvements	320,000	1,009,886
Motor vehicles	1,480,700	1,435,700
Furniture, fixtures and equipment	100,747	60,400
Equipment for leasing	13,156,650	14,510,730
Less: accumulated depreciation	(7,217,534)	(8,695,481)
Property and equipment, net	8,405,563	8,886,235

Depreciation expenses were HK$2,253,593, HK$1,943,260 and HK$1,902,005 for the years ended September 30, 2022, 2023, and 2024, respectively.

Losses on disposal of property and equipment were HK$1,862,704, HK$485,957 and HK$636,289 for the years ended September 30, 2022, 2023, and 2024, respectively.

No impairment loss was made for property and equipment for the years ended September 30, 2022, 2023, and 2024.

During the year ended September 30, 2022, certain customers who leased the equipment under operating lease arrangements decided to terminate the leasing arrangements with the Group. This was mainly triggered by the launch of the Pilot Subsidy Scheme for Third-party Logistics Service Providers on October 12, 2020 with a granting budget of HK$300 million, which subsidizes the procurement of screening equipment including X-ray machines and explosive trace detection equipment adopted under the regulated air cargo screening facilities scheme to encourage the adoption of technology by the logistics sector for enhancing efficiency and productivity. Accordingly, the Group believes that this is a one-time event. No such event occurred during the years ended September 30, 2023 and 2024.

Such activities resulted in the disposal of equipment for leasing, which was classified as in the security-related engineering services, as follows:

For the Year Ended September 30,
2022
HK$
Cost	2,888,150
Accumulated depreciation	(1,024,258)
Carrying amount of the equipment for leasing disposed	1,863,892
Proceeds from disposal	—
Loss on disposal	(1,863,892)